  Defiance Daily Target 2X Long RKLB ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 93.7%
Money Market Funds - 6.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	9,770,083	$9,770,083

U.S. Treasury Bills - 87.7%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	143,160,000	142,816,416

TOTAL SHORT-TERM INVESTMENTS (Cost $152,555,179)		152,586,499

TOTAL INVESTMENTS - 93.7% (Cost $152,555,179)		$152,586,499
Other Assets in Excess of Liabilities - 6.3%		10,244,195
TOTAL NET ASSETS - 100.0%		$162,830,694

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

  Defiance Daily Target 2X Long RKLB ETF

   Schedule of Total Return Swaps Contracts

  July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 13.8%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Rocket Lab Corp.	BMO Capital Markets Corp.	Receive	OBFR + 15.00%	Termination(a)	10/01/2026	$32,475,000	$5,260,823
Rocket Lab Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 10.50%	Termination(a)	09/21/2026	30,841,637	(1,501,350)
Rocket Lab Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(c)	08/25/2026	38,070,508	7,837,493
Rocket Lab Corp.	Jane Street Execution Services, LLC	Receive	OBFR + 13.00%	Termination(c)	03/18/2033	35,722,500	1,928,780
Rocket Lab Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 6.00%	Termination(b)	09/15/2028	39,619,500	3,568,853
Rocket Lab Corp.	Morgan Stanley & Co., Inc.	Receive	OBFR + 12.00%	Termination(e)	01/22/2029	72,256,875	(1,619,675)
Rocket Lab Corp.	National Bank of Canada Financial, Inc.	Receive	OBFR + 14.00%	Termination(d)	01/31/2033	37,053,975	(1,201,844)
Rocket Lab Corp.	Nomura Securities International, Inc.	Receive	OBFR + 13.00%	Termination(f)	03/31/2033	38,970,000	8,277,918
							22,550,998

Net Unrealized Appreciation (Depreciation)							22,550,998

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(f)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.